                                                 UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                    FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                                        INVESTMENT COMPANY

Investment Company Act file number: (811- 02608 )

Exact name of registrant as specified in charter: Putnam Money Market Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments:

Putnam Money Market Fund

The fund's portfolio
12/31/06 (Unaudited)

COMMERCIAL PAPER (68.7%)(a)
			Principal
	Yield (%)	Maturity date	amount	Value

Domestic (53.4%)
Amstel Funding Corp.	5.381	4/25/07	$15,000,000	$14,751,100
Amstel Funding Corp.	5.341	4/17/07	26,000,000	25,598,437
Amstel Funding Corp.	5.332	2/27/07	30,500,000	30,245,986
Amstel Funding Corp.	5.306	5/25/07	33,073,000	32,389,050
Aquifer Funding, LLC	5.323	1/5/07	46,000,000	45,972,912
Aquifer Funding, LLC	5.323	1/4/07	30,000,000	29,986,750
Atlantic Asset Securitization, LLC	5.345	2/9/07	18,718,000	18,610,325
Atlantic Asset Securitization, LLC	5.334	3/21/07	19,233,000	19,010,576
BA Credit Card Trust Emerald Notes	5.352	3/22/07	12,800,000	12,649,813
BA Credit Card Trust Emerald Notes	5.337	1/24/07	21,800,000	21,726,601
BA Credit Card Trust Emerald Notes	5.330	1/9/07	20,000,000	19,976,622
BA Credit Card Trust Emerald Notes	5.324	1/16/07	10,000,000	9,978,042
BA Credit Card Trust Emerald Notes	5.323	2/26/07	34,000,000	33,721,804
BA Credit Card Trust Emerald Notes	5.317	2/22/07	34,000,000	33,741,921
Bank of America Corp.	5.325	3/15/07	30,000,000	29,683,363
Bank of America Corp.	5.321	3/16/07	20,000,000	19,784,167
Bear Stearns Cos.	5.317	2/1/07	33,000,000	32,850,528
Bear Stearns Cos.	5.317	1/22/07	16,000,000	15,950,907
Bryant Park Funding, LLC	5.332	1/25/07	32,370,000	32,256,440
Bryant Park Funding, LLC	5.320	1/17/07	24,640,000	24,582,507
Bryant Park Funding, LLC	5.312	2/21/07	28,000,000	27,790,957
CAFCO, LLC.	5.316	1/26/07	22,000,000	21,919,639
CHARTA, LLC	5.341	1/22/07	36,000,000	35,889,330
CHARTA, LLC	5.329	1/30/07	25,000,000	24,893,868
CHARTA, LLC	5.316	1/19/07	30,000,000	29,921,100
Citibank Credit Card Issuance Trust Dakota Notes	5.326	1/12/07	23,000,000	22,963,104
Citibank Credit Card Issuance Trust Dakota Notes	5.308	3/6/07	39,000,000	38,636,693
Citigroup Funding, Inc.	5.326	2/16/07	22,000,000	21,851,714
Citius II Funding, Ltd.	5.341	2/16/07	8,250,000	8,194,129
Citius II Funding, Ltd.	5.335	3/1/07	48,000,000	47,586,066
Citius II Funding, Ltd.	5.322	2/2/07	22,000,000	21,896,844
Countrywide Financial Corp.	5.339	1/3/07	62,000,000	61,981,534
Countrywide Financial Corp.	5.334	1/10/07	19,112,000	19,086,629
CRC Funding, LLC	5.324	1/16/07	25,000,000	24,944,896
CRC Funding, LLC	5.320	1/11/07	25,000,000	24,963,472
CRC Funding, LLC	5.319	1/9/07	10,000,000	9,988,289
Curzon Funding, LLC	5.392	3/12/07	19,000,000	18,806,042
Curzon Funding, LLC	5.342	3/23/07	19,000,000	18,774,708
Curzon Funding, LLC	5.321	2/9/07	48,000,000	47,726,740
Curzon Funding, LLC	5.311	3/21/07	10,000,000	9,885,231
Gotham Funding Corp.	5.348	2/13/07	16,259,000	16,155,877
Gotham Funding Corp.	5.341	1/25/07	44,299,000	44,141,886
Gotham Funding Corp.	5.322	1/11/07	20,000,000	19,970,556
Govco, Inc.	5.327	2/15/07	22,000,000	21,855,487
Govco, Inc.	5.320	1/8/07	50,000,000	49,948,958
Govco, Inc.	5.315	3/7/07	20,000,000	19,810,597
Grampian Funding, LLC	5.349	4/13/07	50,000,000	49,261,350
Grampian Funding, LLC	5.347	2/26/07	24,000,000	23,804,000
Grampian Funding, LLC	5.310	4/16/07	20,000,000	19,695,792
Klio II Funding Corp.	5.370	1/29/07	26,000,000	25,892,013
Klio II Funding Corp.	5.340	2/13/07	35,000,000	34,779,685
Klio II Funding Corp.	5.338	3/15/07	28,221,000	27,919,419
Klio II Funding Corp.	5.330	1/19/07	20,000,000	19,947,000
Klio II Funding Corp.	5.320	3/8/07	18,000,000	17,826,750
Old Line Funding Corp.	5.324	1/5/07	39,894,000	39,870,507
Procter & Gamble Co.	5.325	2/9/07	26,000,000	25,850,998
Ranger Funding Co., LLC	5.343	2/14/07	30,000,000	29,805,667
Ranger Funding Co., LLC	5.317	2/27/07	25,400,000	25,188,058
Thunder Bay Funding, Inc.	5.339	2/9/07	15,653,000	15,563,126
Thunder Bay Funding, Inc.	5.321	1/8/07	21,503,000	21,480,965
Thunder Bay Funding, Inc.	5.310	1/2/07	29,000,000	28,995,739
Thunder Bay Funding, Inc.	5.309	2/7/07	22,106,000	21,986,493
Vehicle Services of America, Ltd. (Bank of America,
N.A. (Letter of Credit (LOC)))	5,347	2/14/07	38,700,000	38,450,256
Windmill Funding Corp.	5.320	1/18/07	10,000,000	9,975,208
Working Capital Management Co., L.P.	5.335	1/17/07	24,000,000	23,943,253
Working Capital Management Co., L.P.	5.324	1/8/07	9,800,000	9,789,901
Yorktown Capital, LLC	5.317	2/15/07	13,056,000	12,969,830
				1,736,048,207

Foreign (15.3%)
Atlantis One Funding Corp. (Netherlands)	5.318	3/16/07	21,000,000	20,773,375
Atlantis One Funding Corp. (Netherlands)	5.313	4/11/07	13,000,000	12,813,306
Bank of Ireland (Ireland)	5.402	2/20/07	29,000,000	28,788,340
Bank of Ireland (Ireland)	5.320	1/30/07	31,000,000	30,868,896
Barclays U.S. Funding Corp. (United Kingdom)	5.320	4/2/07	25,000,000	24,671,875
Danske Corp. (Denmark)	5.301	1/22/07	21,000,000	20,936,178
HBOS Treasury Services PLC (United Kingdom)	5.338	3/13/07	27,000,000	26,722,035
HBOS Treasury Services PLC (United Kingdom)	5.313	3/5/07	34,000,000	33,688,220
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (Belgium)	5.332	2/9/07	22,000,000	21,874,398
ING America Insurance Holdings (Netherlands)	5.318	2/12/07	15,199,000	15,105,906
Societe Generale (France)	5.318	4/4/07	20,190,000	19,919,824
Stadshypotek Delaware, Inc. (Sweden)	5.325	1/22/07	26,000,000	25,920,375
Swedbank Mortgage AB (Sweden)	5.299	3/7/07	35,000,000	34,669,493

Tulip Funding Corp. (Netherlands)	5.386	1/29/07		40,000,000	39,833,244
Tulip Funding Corp. (Netherlands)	5.342	1/23/07		32,000,000	31,896,942
UniCredito Italiano Bank (Ireland) PLC (Italy)	5.341	4/18/07		7,000,000	6,891,395
UniCredito Italiano Bank (Ireland) PLC (Italy)	5.335	3/5/07		48,500,000	48,054,406
UniCredito Italiano Bank (Ireland) PLC (Italy)	5.332	1/25/07		16,500,000	16,442,030
UniCredito Italiano Bank (Ireland) PLC (Italy)	5.329	1/3/07		10,600,000	10,596,879
Westpac Trust Securities NZ, Ltd. (Australia)	5.347	4/13/07		27,000,000	26,600,287
					497,067,404

Total commercial paper (cost $2,233,115,611)					$2,233,115,611
CERTIFICATES OF DEPOSIT (12.7%)(a)
				Principal
	Yield (%)	Maturity date		amount	Value

Domestic (3.2%)
Bank of America N.A. FRN, Ser. BKNT	5.320	3/20/07		$26,000,000	$26,000,000
Charter One Bank N.A. Ser. CD	5.340	1/17/07		27,000,000	27,000,000
Citizens Bank of Pennsylvania Ser. CD	5.320	3/8/07		35,000,000	35,000,000
SunTrust Bank FRN, Ser. CD	5.300	2/9/07		18,000,000	17,999,811
					105,999,811

Foreign (9.5%)
Barclays Bank PLC FRN, Ser. YCD (United Kingdom)	5.295	4/4/07		23,000,000	22,998,843
Calyon FRN Ser. YCD (France)	5.300	9/13/07		25,000,000	24,995,215
Canadian Imperial Bank of Commerce FRN, Ser. YCD1
(Canada) (M)	5.350	12/23/10		31,000,000	31,000,000
Credit Agricole S.A. Ser. ECD (France)	5.330	3/13/07		25,000,000	24,999,518
Credit Suisse New York FRN, Ser. MTN (Switzerland)	5.329	8/1/07		32,000,000	32,000,838
Deutsche Bank AG Ser. YCD (Germany)	5.400	12/12/07		25,000,000	25,000,000
Deutsche Bank AG Ser. ECD (Germany)	4.900	2/5/07		29,000,000	28,985,928
Deutsche Bank AG Ser. ECD (Germany)	4.900	2/5/07		16,500,000	16,498,410
Deutsche Bank AG Ser. ECD (Germany)	4.860	1/31/07		28,000,000	27,999,333
Svenska Handelsbanken FRN, Ser. YCD (Sweden)	5.295	10/4/07		19,000,000	18,995,972
Toronto Dominion Bank (Canada)	5.418	12/18/07		24,000,000	24,000,000
Westpac Banking Corp. FRN, Ser. DPNT (Australia)	5.310	12/7/07		31,000,000	30,996,337
					308,470,394

Total certificates of deposit (cost $414,470,205)					$414,470,205
CORPORATE BONDS AND NOTES (12.2%)(a)
				Principal
	Yield (%)	Maturity date		amount	Value

Domestic (4.0%)
Bank of New York Co., Inc. (The) 144A sr. notes FRN,
Ser. XMTN (M)	5.340	3/10/15		$20,000,000	$20,000,000
Lehman Brothers Holdings, Inc. FRN, Ser. MTN	5.340	6/26/07		27,000,000	27,000,000
Merrill Lynch & Co., Inc. FRN, Ser. C (M)	5.360	9/15/10		14,500,000	14,500,000
Merrill Lynch & Co., Inc. FRN, Ser. MTN (M)	5.330	8/24/11		30,000,000	30,000,000
Morgan Stanley Dean Witter & Co. FRN, Ser. EXL1	5.460	3/14/07		19,000,000	19,004,437
Wachovia Corp. sr. notes FRN	5.454	7/20/07		20,000,000	20,012,088
					130,516,525

Foreign (8.2%)
Bank of Ireland 144A unsec. notes FRN, Ser. XMTN
(Ireland) (M)	5.350	10/20/10		23,000,000	23,000,000
BNP Paribas 144A FRN (France) (M)	5.345	5/19/11		20,000,000	20,000,000
Credit Agricole S.A. 144A FRN (France) (M)	5.344	7/22/11		26,000,000	26,000,000
DnB NOR Bank ASA 144A FRN (Norway) (M)	5.340	5/25/11		31,000,000	31,000,000
HBOS Treasury Services PLC 144A FRN, Ser. MTN* (United
Kingdom) (M)	5.320	2/9/11		25,000,000	25,000,000
HSBC Finance Corp. FRN, Ser. MTN (United Kingdom)	5.410	10/4/07		15,000,000	15,007,563
HSBC USA, Inc. sr. notes FRN, Ser. EXT (United
Kingdom) (M)	5.350	12/15/11		36,000,000	36,000,000
National Australia Bank, Ltd. 144A FRB (Australia) (M)	5.320	3/7/11		11,000,000	11,000,000
Nordea Bank AB 144A FRN (Sweden) (M)	5.360	8/11/10		20,000,000	20,000,000
Societe Generale 144A unsec. notes FRN, Ser. MTN
(France) (M)	5.340	11/2/10		15,000,000	15,000,000
Westpac Banking Corp. 144A FRN (Australia) (M)	5.330	12/6/11		21,000,000	21,000,000
Westpac Banking Corp. 144A FRN (Australia) (M)	5.320	2/16/11		24,000,000	24,000,000
					267,007,563

Total corporate bonds and notes (cost $397,524,088)					$397,524,088
U.S. GOVERNMENT AGENCY OBLIGATIONS (1.6%)(a)
				Principal
	Yield (%)	Maturity date		amount	Value

Fannie Mae notes	5.410	12/28/07		$26,000,000	$26,000,000
Fannie Mae notes	5.300	1/8/08		26,000,000	26,000,000

Total U.S. government agency obligations (cost $52,000,000)					$52,000,000
ASSET-BACKED SECURITIES (1.0%)(a) (cost $32,647,370)
				Principal
	Yield (%)	Maturity date		amount	Value

TIAA Real Estate CDO, Ltd. 144A FRB, Ser. 03-1A,
Class A1MM (Cayman Islands) (M)	5.380	12/28/18		$32,647,370	$32,647,370

MUNICIPAL BONDS AND NOTES (0.5%)(a) (cost $15,500,000)
				Principal
	Yield (%)	Maturity date	Rating (RAT)	amount	Value

CO Hsg. & Fin. Auth. VRDN (Multi-Fam.), Ser. B1,
Class II, MBIA (M)	5.380	10/1/44	VMIG1	$15,500,000	$15,500,000

MUNICIPAL COMMERCIAL PAPER (0.4%)(a) (cost $13,000,000)

				Principal
	Yield (%)	Maturity date	Rating (RAT)	amount	Value

Montgomery Cnty., Commercial Paper (Catholic Hlth.
Initiatives)	5.470	3/15/07	P-1	$13,000,000	$13,000,000

SHORT-TERM INVESTMENTS (4.5%)(a) (cost $147,403,000)
				Shares	Value

Putnam Prime Money Market Fund (e)				147,403,000	$147,403,000

TOTAL INVESTMENTS
Total investments (cost $3,305,660,274) (b)					$3,305,660,274

NOTES

(a) Percentages indicated are based on net assets of $3,251,955,428.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at December 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2006. Securities rated by Putnam are indicated by "/P." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,569,820 for the period ended December 31, 2006. During the period ended December 31, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $487,764,580 and $514,861,580, respectively.

(M) The security's effective maturity date is less than one year.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Variable Rate Demand Notes (VRDN), Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2006.

The dates shown on debt obligations are the original maturity dates.

MBIA represents MBIA Insurance Company

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2006: (as a percentage of Portfolio Value)

Australia	3.4%
Belgium	0.7
Canada	1.7
Cayman Islands	1.0
Denmark	0.6
France	3.9
Germany	3.0
Ireland	2.5
Italy	2.5
Netherlands	3.6
Norway	0.9
Sweden	3.0
Switzerland	1.0
United Kingdom	5.6
United States	66.6

Total	100.0%

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2007